Post-employment benefits for associates - Schedule of expected future cash flows (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Pension plans
Employer contributions
2023 (estimated)	$ 11
Other post-employment benefit plans
Employer contributions
2023 (estimated)	0
2023 | Pension plans
Expected future benefit payments
Settlements	36
2023 | Other post-employment benefit plans
Expected future benefit payments
Settlements	16
2024 | Pension plans
Expected future benefit payments
Settlements	43
2024 | Other post-employment benefit plans
Expected future benefit payments
Settlements	18
2025 | Pension plans
Expected future benefit payments
Settlements	40
2025 | Other post-employment benefit plans
Expected future benefit payments
Settlements	19
2026 | Pension plans
Expected future benefit payments
Settlements	34
2026 | Other post-employment benefit plans
Expected future benefit payments
Settlements	20
2027 | Pension plans
Expected future benefit payments
Settlements	32
2027 | Other post-employment benefit plans
Expected future benefit payments
Settlements	20
2028-2032 | Pension plans
Expected future benefit payments
Settlements	193
2028-2032 | Other post-employment benefit plans
Expected future benefit payments
Settlements	$ 97